Related Party Transactions (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jan. 01, 2018 m²
Related Party Transactions [Line Items]
Advances to related parties	$ 5,839,277	$ (2,205,254)	$ (628,911)
Advances to related parties		1,727,418	2,197,555
Due to related parties		1,235,290	1,263,993
Non-cash settlement due to related parties	8,993,443	6,080,971	4,051,569
Right of use for office and warehouse (in Square Meters) | m²				3,627
Lease term				10 years
Operating lease expenses	69,343	69,819
Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties		1,235,290	1,263,993
Non-cash settlement due to related parties	8,993,443	6,080,971	4,051,569
Payable amount		1,047,550
Jun Zheng [Member]
Related Party Transactions [Line Items]
Borrowed amount	$ 90,024
Bear interest	6.00%
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Related Party Transactions [Line Items]
Operating lease expenses	$ 69,343	69,819	73,034
Other Related Party [Member]
Related Party Transactions [Line Items]
Advances to related parties		2,205,254	$ 628,911
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Related Party Transactions [Line Items]
Payable amount		$ 1,047,550
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member] | Related Party [Member]
Related Party Transactions [Line Items]
Payable amount	$ 7,267,770